Stockholders’ Equity - Schedule of Warrant Activities (Details) - Warrant [Member] - USD ($)		3 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Warrant Activities [Line Items]
Number of Warrants, Outstanding Balance	2,211,730	2,211,730	2,211,730	404,580
Weighted Average Exercise Price, Outstanding Balance	$ 4.55	$ 4.55	$ 4.55	$ 14.05
Weighted Average Remaining Contractual Term (Years), Outstanding Balance	3 years 10 months 24 days	3 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding Balance
Number of Warrants, Exercisable	2,211,730	2,211,730	2,211,730
Weighted Average Exercise Price, Exercisable	$ 4.55	$ 4.55	$ 4.55
Weighted Average Remaining Contractual Term (Years), Exercisable		3 years 7 months 6 days	3 years 10 months 24 days
Aggregate Intrinsic Value, Exercisable
Number of Warrants, Granted			1,841,187
Weighted Average Exercise Price, Granted			$ 2.38
Weighted Average Remaining Contractual Term (Years), Granted
Aggregate Intrinsic Value, Granted